STOCKHOLDERS’ EQUITY - Schedule of Estimate of the Fair Value of the Warrants and Assumptions (Details) - Weighted Average	Dec. 31, 2024 year
Volatility
Class of Stock [Line Items]
Warrants outstanding, measurement input	1.660
Expected term in years
Class of Stock [Line Items]
Warrants outstanding, measurement input	2,500
Dividend rate
Class of Stock [Line Items]
Warrants outstanding, measurement input	0.000
Risk-free interest rate
Class of Stock [Line Items]
Warrants outstanding, measurement input	0.0426
Series B-1 Common And Series B-2 Common Warrants | Volatility
Class of Stock [Line Items]
Warrants outstanding, measurement input	1.563
Series B-1 Common And Series B-2 Common Warrants | Expected term in years
Class of Stock [Line Items]
Warrants outstanding, measurement input	1,630
Series B-1 Common And Series B-2 Common Warrants | Dividend rate
Class of Stock [Line Items]
Warrants outstanding, measurement input	0.000
Series B-1 Common And Series B-2 Common Warrants | Risk-free interest rate
Class of Stock [Line Items]
Warrants outstanding, measurement input	0.0465
Series C-1 Common, Series C-2 Common Warrants And Placement Agent Warrants | Volatility
Class of Stock [Line Items]
Warrants outstanding, measurement input	1.591
Series C-1 Common, Series C-2 Common Warrants And Placement Agent Warrants | Expected term in years
Class of Stock [Line Items]
Warrants outstanding, measurement input	1,650
Series C-1 Common, Series C-2 Common Warrants And Placement Agent Warrants | Dividend rate
Class of Stock [Line Items]
Warrants outstanding, measurement input	0.000
Series C-1 Common, Series C-2 Common Warrants And Placement Agent Warrants | Risk-free interest rate
Class of Stock [Line Items]
Warrants outstanding, measurement input	0.0492
Series D-1 Common Warrants, Series D-2 Common Warrants, And PA Warrants | Volatility
Class of Stock [Line Items]
Warrants outstanding, measurement input	1.744
Series D-1 Common Warrants, Series D-2 Common Warrants, And PA Warrants | Expected term in years
Class of Stock [Line Items]
Warrants outstanding, measurement input	1,650
Series D-1 Common Warrants, Series D-2 Common Warrants, And PA Warrants | Dividend rate
Class of Stock [Line Items]
Warrants outstanding, measurement input	0.000
Series D-1 Common Warrants, Series D-2 Common Warrants, And PA Warrants | Risk-free interest rate
Class of Stock [Line Items]
Warrants outstanding, measurement input	0.0416